Quarterly Holdings Report
for
Fidelity® Strategic Real Return Fund
June 30, 2024
RRS-NPRT3-0824
1.833432.118
Nonconvertible Bonds - 3.7%
	Principal Amount (a)	Value ($)
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Hilton Domestic Operating Co., Inc. 4% 5/1/31 (b)	350,000	313,287
Hilton Grand Vacations Borrower Escrow LLC 4.875% 7/1/31 (b)	395,000	349,678
Hyatt Hotels Corp. 5.5% 6/30/34	100,000	97,359
Times Square Hotel Trust 8.528% 8/1/26 (b)	145,813	145,124
		905,448
Household Durables - 0.0%
LGI Homes, Inc. 4% 7/15/29 (b)	170,000	147,093
TRI Pointe Homes, Inc. 5.25% 6/1/27	100,000	97,534
		244,627
TOTAL CONSUMER DISCRETIONARY		1,150,075
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
EG Global Finance PLC 12% 11/30/28 (b)	250,000	266,170
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Sabra Health Care LP 3.2% 12/1/31	250,000	207,816
REAL ESTATE - 3.4%
Equity Real Estate Investment Trusts (REITs) - 3.2%
Agree LP 5.625% 6/15/34	3,000	2,969
American Homes 4 Rent LP:
2.375% 7/15/31	750,000	609,363
3.625% 4/15/32	1,000,000	874,288
American Tower Corp.:
2.7% 4/15/31	750,000	634,299
4.05% 3/15/32	750,000	685,682
5.55% 7/15/33	250,000	249,727
Brixmor Operating Partnership LP 4.05% 7/1/30	350,000	324,808
CBL & Associates LP 5.95% (c)(d)	132,000	0
Crown Castle, Inc.:
2.25% 1/15/31	1,250,000	1,028,016
2.5% 7/15/31	500,000	413,133
3.8% 2/15/28	100,000	94,743
EPR Properties:
3.6% 11/15/31	250,000	208,420
4.95% 4/15/28	250,000	239,310
Equinix, Inc.:
2.15% 7/15/30	500,000	419,213
3.9% 4/15/32	250,000	227,321
GLP Capital LP/GLP Financing II, Inc.:
3.25% 1/15/32	250,000	210,085
4% 1/15/31	500,000	448,272
5.3% 1/15/29	1,000,000	985,274
Invitation Homes Operating Partnership LP:
2% 8/15/31	750,000	595,458
4.15% 4/15/32	1,000,000	912,275
MPT Operating Partnership LP/MPT Finance Corp. 4.625% 8/1/29	915,000	664,119
Omega Healthcare Investors, Inc.:
3.375% 2/1/31	500,000	427,039
4.5% 4/1/27	83,000	80,354
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer 7% 2/1/30 (b)	40,000	40,477
Public Storage Operating Co. 5.1% 8/1/33	500,000	495,877
Realty Income Corp. 4% 7/15/29	250,000	236,689
Safehold Operating Partnership LP 6.1% 4/1/34	500,000	493,914
SBA Communications Corp. 3.125% 2/1/29	500,000	445,774
Sun Communities Operating LP:
2.7% 7/15/31	1,000,000	825,932
4.2% 4/15/32	4,000	3,586
5.7% 1/15/33	250,000	246,189
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6% 1/15/30 (b)	105,000	63,503
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC:
6.5% 2/15/29 (b)	235,000	149,855
10.5% 2/15/28 (b)	235,000	230,131
Ventas Realty LP 4.75% 11/15/30	250,000	239,945
VICI Properties LP 5.125% 5/15/32	1,250,000	1,190,919
VICI Properties LP / VICI Note Co. 4.625% 12/1/29 (b)	500,000	473,187
Welltower OP LLC 3.85% 6/15/32	500,000	450,371
Weyerhaeuser Co. 4% 4/15/30	250,000	233,336
		16,153,853
Real Estate Management & Development - 0.2%
Cushman & Wakefield U.S. Borrower LLC 6.75% 5/15/28 (b)	285,000	282,899
Extra Space Storage LP 2.35% 3/15/32	500,000	398,295
Howard Hughes Corp. 4.125% 2/1/29 (b)	40,000	35,771
		716,965
TOTAL REAL ESTATE		16,870,818
TOTAL NONCONVERTIBLE BONDS (Cost $19,558,214)		18,494,879

U.S. Treasury Inflation-Protected Obligations - 23.6%
	Principal Amount (a)	Value ($)
U.S. Treasury Inflation-Indexed Bonds:
0.125% 2/15/51	1,244,000	867,195
0.125% 2/15/52	2,450,000	1,568,572
0.625% 2/15/43	1,787,000	1,831,256
0.75% 2/15/42	57,000	61,831
0.75% 2/15/45	1,390,000	1,387,374
0.875% 2/15/47	523,000	510,470
1% 2/15/46	453,000	468,089
1% 2/15/48	889,000	866,076
1% 2/15/49	1,980,000	1,875,365
1.375% 2/15/44	2,390,000	2,757,447
1.75% 1/15/28	442,000	650,920
2.125% 2/15/40	794,000	1,140,659
2.125% 2/15/41	1,035,000	1,470,084
2.125% 2/15/54	690,000	685,873
2.375% 1/15/27	1,431,000	2,223,405
2.5% 1/15/29	619,000	919,734
3.375% 4/15/32	20,000	38,572
3.625% 4/15/28	890,000	1,813,041
U.S. Treasury Inflation-Indexed Notes:
0.125% 10/15/25	2,584,000	3,019,042
0.125% 4/15/26	2,657,000	3,033,986
0.125% 7/15/26	2,087,000	2,609,107
0.125% 10/15/26	1,925,000	2,101,985
0.125% 4/15/27	5,240,000	5,474,150
0.125% 1/15/30	3,223,000	3,534,976
0.125% 7/15/30	3,172,000	3,470,949
0.125% 1/15/31	3,150,000	3,349,116
0.125% 7/15/31	3,906,000	4,012,717
0.125% 1/15/32	3,380,000	3,310,190
0.25% 7/15/29	3,663,000	4,122,715
0.375% 7/15/25	3,613,000	4,655,704
0.375% 1/15/27	4,303,000	5,307,986
0.375% 7/15/27	1,899,000	2,309,497
0.5% 1/15/28	5,657,000	6,774,909
0.625% 1/15/26	2,942,000	3,754,930
0.625% 7/15/32	4,570,000	4,422,568
0.75% 7/15/28	3,436,000	4,077,963
0.875% 1/15/29	2,203,000	2,591,319
1.125% 1/15/33	5,160,000	5,025,642
1.25% 4/15/28	2,120,000	2,140,044
1.375% 7/15/33	3,780,000	3,685,295
1.5% 2/15/53	1,260,000	1,117,333
1.75% 1/15/34	4,840,000	4,791,072
2.125% 4/15/29	3,705,000	3,759,874
2.375% 10/15/28	3,900,000	4,044,082
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS (Cost $127,821,447)		117,633,114

Asset-Backed Securities - 0.5%
	Principal Amount (a)	Value ($)
American Homes 4 Rent Series 2015-SFR2 Class XS, 0% 10/17/52 (b)(d)(e)(f)	133,482	1
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (b)(d)	500,000	0
DigitalBridge Issuer, LLC / DigitalBridge Co.-Issuer, LLC Series 2021-1A Class A2, 3.933% 9/25/51 (b)	85,000	79,798
Home Partners of America Trust:
Series 2021-1 Class F, 3.325% 9/17/41 (b)	84,796	67,839
Series 2021-2 Class G, 4.505% 12/17/26 (b)	181,631	162,847
New Residential Mortgage Loan Trust Series 2022-SFR2 Class E1, 4% 9/4/39 (b)	100,000	89,643
Progress Residential:
Series 2022-SFR3 Class F, 6.6% 4/17/39 (b)	250,000	239,383
Series 2022-SFR4 Class E1, 6.121% 5/17/41 (b)	221,000	215,547
Series 2022-SFR5:
Class E1, 6.618% 6/17/39 (b)	201,000	199,311
Class E2, 6.863% 6/17/39 (b)	336,000	333,600
Progress Residential Trust:
Series 2021-SFR6 Class F, 3.422% 7/17/38 (b)	100,000	91,976
Series 2022-SFR2 Class E2, 4.8% 4/17/27 (b)	100,000	93,486
Starwood Mortgage Residential Trust Series 2022-SFR3 Class F, CME Term SOFR 1 Month Index + 4.500% 9.8288% 5/17/39 (b)(e)(g)	500,000	489,233
Tricon Residential Series 2022-SFR1:
Class E1, 5.344% 4/17/39 (b)	238,000	228,286
Class E2, 5.739% 4/17/39 (b)	295,000	283,373
TOTAL ASSET-BACKED SECURITIES (Cost $3,253,937)		2,574,323

Commercial Mortgage Securities - 3.9%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust floater Series 2021-JACX Class E, CME Term SOFR 1 Month Index + 3.860% 9.1935% 9/15/38 (b)(e)(g)	106,000	80,487
BANK:
sequential payer:
Series 2021-BN35 Class A5, 2.285% 6/15/64	134,000	110,185
Series 2022-BNK42:
Class D, 2.5% 6/15/55 (b)	180,000	122,122
Class E, 2.5% 6/15/55 (b)	141,000	89,489
Series 2022-BNK44, Class A5, 5.9362% 11/15/55 (e)	100,000	103,149
Series 2020-BN30 Class MCDG, 3.0155% 12/15/53 (e)	264,000	110,956
Series 2021-BN38 Class C, 3.3248% 12/15/64 (e)	554,000	426,168
Series 2022-BNK41, Class C, 3.9165% 4/15/65 (d)(e)	567,000	453,004
Series 2022-BNK42 Class C, 4.88% 6/15/55 (e)	500,000	435,242
BBCMS Mortgage Trust:
sequential payer Series 2022-C17 Class D, 2.5% 9/15/55 (b)	163,000	103,008
Series 2020-C7 Class C, 3.7147% 4/15/53 (e)	500,000	348,165
Series 2022-C15, Class A5, 3.662% 4/15/55	178,000	158,843
Series 2022-C16 Class C, 4.6% 6/15/55 (d)(e)	750,000	636,183
Benchmark Mortgage Trust:
sequential payer Series 2022-B36 Class A5, 4.4699% 7/15/55	100,000	94,504
Series 2020-B18 Class AGNG, 4.5348% 7/15/53 (b)(e)	63,000	56,736
Series 2020-IG2 Class D, 3.4028% 9/15/48 (b)(e)	417,000	155,141
Series 2022-B36 Class D, 2.5% 7/15/55 (b)	250,000	149,359
Series 2023-C5 Class B, 6.6966% 6/15/56 (e)	250,000	259,696
BMO Mortgage Trust Series 2022-C1:
Class 360D, 4.0699% 2/17/55 (b)(e)	84,000	57,706
Class 360E, 3.9387% 2/17/55 (b)(e)	105,000	67,509
Bx 2024 Vlt4 floater Series 2024-VLT4:
Class E, CME Term SOFR 1 Month Index + 2.880% 8.2094% 7/15/29 (b)(e)(g)	200,000	198,999
Class F, CME Term SOFR 1 Month Index + 3.930% 9.2579% 7/15/29 (b)(e)(g)	500,000	495,630
BX Commercial Mortgage Trust:
floater:
Series 2021-CIP Class F, CME Term SOFR 1 Month Index + 3.330% 8.6625% 12/15/38 (b)(e)(g)	210,000	204,735
Series 2021-PAC Class G, CME Term SOFR 1 Month Index + 3.060% 8.3896% 10/15/36 (b)(e)(g)	198,000	190,557
Series 2021-SOAR:
Class F, CME Term SOFR 1 Month Index + 2.460% 7.7935% 6/15/38 (b)(e)(g)	419,957	414,450
Class J, CME Term SOFR 1 Month Index + 3.860% 9.1935% 6/15/38 (b)(e)(g)	526,043	519,974
Series 2021-VINO:
Class F, CME Term SOFR 1 Month Index + 2.910% 8.2458% 5/15/38 (b)(e)(g)	240,077	236,476
Class G, CME Term SOFR 1 Month Index + 4.060% 9.3958% 5/15/38 (b)(e)(g)	144,911	142,582
Series 2021-VOLT:
Class F, CME Term SOFR 1 Month Index + 2.510% 7.8433% 9/15/36 (b)(e)(g)	100,000	98,287
Class G, CME Term SOFR 1 Month Index + 2.960% 8.2933% 9/15/36 (b)(e)(g)	105,000	103,955
Series 2022-LBA6:
Class F, CME Term SOFR 1 Month Index + 3.350% 8.6788% 1/15/39 (b)(e)(g)	100,000	99,495
Class G, CME Term SOFR 1 Month Index + 4.200% 9.5288% 1/15/39 (b)(e)(g)	100,000	99,486
Series 2019-OC11 Class E, 4.0755% 12/9/41 (b)(e)	284,000	240,433
Series 2020-VIVA Class E, 3.667% 3/11/44 (b)(e)	789,000	644,116
BX Trust floater:
Series 2021-MFM1:
Class F, CME Term SOFR 1 Month Index + 3.110% 8.4435% 1/15/34 (b)(e)(g)	257,464	251,881
Class G, CME Term SOFR 1 Month Index + 4.010% 9.3435% 1/15/34 (b)(e)(g)	130,265	126,420
Series 2022-VAMF Class F, CME Term SOFR 1 Month Index + 3.290% 8.6278% 1/15/39 (b)(e)(g)	157,000	153,218
CD Mortgage Trust:
Series 2017-CD4 Class D, 3.3% 5/10/50 (b)	56,000	44,692
Series 2019-CD4 Class C, 4.3497% 5/10/50 (e)	232,000	206,363
Citigroup Commercial Mortgage Trust Series 2023-SMRT Class C, 6.0475% 10/12/40 (b)(e)	250,000	245,697
COMM Mortgage Trust:
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (b)	150,000	135,298
Series 2012-CR1 Class G, 2.462% 5/15/45 (b)	34,183	478
Computershare Corporate Trust Series 2020-C58 Class C, 3.162% 7/15/53	1,000,000	766,459
Credit Suisse Commercial Mortgage Trust floater Series 2021-SOP2 Class F, CME Term SOFR 1 Month Index + 4.330% 9.7602% 6/15/34 (b)(d)(g)	80,000	25,941
CSAIL Commercial Mortgage Trust Series 2019-C16 Class C, 4.2371% 6/15/52 (e)	750,000	634,282
ELP Commercial Mortgage Trust floater Series 2021-ELP:
Class F, CME Term SOFR 1 Month Index + 2.780% 8.1105% 11/15/38 (b)(e)(g)	478,443	468,874
Class J, CME Term SOFR 1 Month Index + 3.720% 9.0584% 11/15/38 (b)(e)(g)	209,756	203,539
GS Mortgage Securities Trust Series 2011-GC5:
Class E, 5.2964% 8/10/44 (b)(e)	63,000	7,101
Class F, 4.5% 8/10/44 (b)(d)	42,000	126
Hilton U.S.A. Trust Series 2016-HHV:
Class E, 4.3333% 11/5/38 (b)(e)	900,000	840,820
Class F, 4.3333% 11/5/38 (b)(e)	163,000	151,149
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/35 (b)	100,000	93,606
J.P. Morgan Chase Commercial Mortgage Securities Trust floater Series 2022-NXSS Class D, CME Term SOFR 1 Month Index + 4.120% 9.4578% 9/15/39 (b)(e)(g)	330,000	331,238
JPMBB Commercial Mortgage Securities Trust Series 2014-C23 Class UH5, 4.7094% 9/15/47 (b)	54,000	50,398
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2021-MHC Class F, CME Term SOFR 1 Month Index + 3.310% 8.6435% 4/15/38 (b)(e)(g)	210,000	208,033
sequential payer Series 2021-1MEM Class E, 2.742% 10/9/42 (b)(e)	100,000	59,074
Series 2011-C3 Class E, 5.7094% 2/15/46 (b)(e)	200,000	81,460
Series 2012-CBX Class G 4% 6/15/45 (b)	151,000	85,896
KNDR Trust floater Series 2021-KIND Class F, CME Term SOFR 1 Month Index + 4.060% 9.3945% 8/15/38 (b)(e)(g)	99,185	93,817
Merit floater Series 2021-STOR:
Class G, CME Term SOFR 1 Month Index + 2.860% 8.1935% 7/15/38 (b)(e)(g)	105,000	103,557
Class J, CME Term SOFR 1 Month Index + 4.060% 9.3935% 7/15/38 (b)(e)(g)	100,000	98,282
MHC Commercial Mortgage Trust floater Series 2021-MHC:
Class F, CME Term SOFR 1 Month Index + 2.710% 8.0444% 4/15/38 (b)(e)(g)	83,888	82,997
Class G, CME Term SOFR 1 Month Index + 3.310% 8.6444% 4/15/38 (b)(e)(g)	167,775	165,995
MHP Commercial Mortgage Trust floater Series 2022-MHIL Class F, CME Term SOFR 1 Month Index + 3.250% 8.588% 1/15/27 (b)(e)(g)	91,161	89,965
Morgan Stanley Capital I Trust:
sequential payer Series 2021-L5 Class C, 3.156% 5/15/54	513,000	416,004
Series 2011-C2:
Class D, 5.385% 6/15/44 (b)(e)	169,175	162,354
Class XB, 0.5125% 6/15/44 (b)(e)(f)	5,226,167	18,251
Series 2011-C3 Class G, 5.1079% 7/15/49 (b)(e)	112,000	95,346
Series 2017-H1 Class C, 4.281% 6/15/50	231,000	206,242
Series 2020-L4, Class C, 3.536% 2/15/53	542,000	427,192
MSWF Commercial Mortgage Trust sequential payer Series 2023-1 Class B, 6.9056% 5/15/56 (e)	250,000	266,581
Open Trust 2023-Air sequential payer Series 2023-AIR Class D, CME Term SOFR 1 Month Index + 6.680% 12.0005% 10/15/28 (b)(e)(g)	225,715	226,280
OPG Trust floater Series 2021-PORT:
Class G, CME Term SOFR 1 Month Index + 2.510% 7.8415% 10/15/36 (b)(e)(g)	202,800	200,267
Class J, CME Term SOFR 1 Month Index + 3.460% 8.7895% 10/15/36 (b)(e)(g)	60,450	58,637
PKHL Commercial Mortgage Trust floater Series 2021-MF:
Class E, CME Term SOFR 1 Month Index + 2.710% 8.0435% 7/15/38 (b)(e)(g)	100,000	76,083
Class G, CME Term SOFR 1 Month Index + 4.460% 9.7935% 7/15/38 (b)(d)(e)(g)	100,000	60,857
Prima Capital CRE Securitization Ltd. Series 2020-8A Class C, 3% 12/26/70 (b)	350,000	272,475
Prima Capital Ltd. floater Series 2021-9A Class C, CME Term SOFR 1 Month Index + 2.460% 7.8032% 12/15/37 (b)(e)(g)	143,092	143,666
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (b)	150,506	152,433
SG Commercial Mortgage Securities Trust Series 2020-COVE Class F, 3.8518% 3/15/37 (b)(e)	150,000	131,869
SREIT Trust floater:
Series 2021-IND Class G, CME Term SOFR 1 Month Index + 3.380% 8.7093% 10/15/38 (b)(e)(g)	198,000	189,722
Series 2021-MFP Class G, CME Term SOFR 1 Month Index + 3.080% 8.4171% 11/15/38 (b)(e)(g)	120,565	119,266
Series 2021-MFP2:
Class F, CME Term SOFR 1 Month Index + 2.730% 8.0617% 11/15/36 (b)(e)(g)	100,000	98,626
Class J, CME Term SOFR 1 Month Index + 4.020% 9.359% 11/15/36 (b)(e)(g)	128,000	125,059
Series 2021-PALM Class G, CME Term SOFR 1 Month Index + 3.730% 9.0596% 10/15/34 (b)(e)(g)	164,000	161,072
STWD Trust floater sequential payer Series 2021-LIH:
Class F, CME Term SOFR 1 Month Index + 3.660% 8.994% 11/15/36 (b)(e)(g)	100,000	98,195
Class G, CME Term SOFR 1 Month Index + 4.310% 9.643% 11/15/36 (b)(e)(g)	42,000	40,848
TPGI Trust floater Series 2021-DGWD Class E, CME Term SOFR 1 Month Index + 2.460% 7.7945% 6/15/26 (b)(e)(g)	402,400	400,409
Wells Fargo Commercial Mortgage Trust:
Series 2018-C44 Class D, 3% 5/15/51 (b)	535,000	381,339
Series 2019-C52:
Class B, 3.375% 8/15/52	785,000	670,418
Class C, 3.561% 8/15/52	100,000	79,919
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class E, 4.1965% 3/15/45 (b)(e)	220,000	137,996
WFCM Series 2022-C62:
Class C, 4.4963% 4/15/55 (e)	500,000	404,658
Class D, 2.5% 4/15/55 (b)	294,000	180,752
WP Glimcher Mall Trust Series 2015-WPG Class PR1, 3.6332% 6/5/35 (b)(d)(e)	140,000	113,315
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $20,988,151)		19,629,614

Common Stocks - 15.1%
	Shares	Value ($)
COMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Cellnex Telecom SA (b)	5,857	190,496
Helios Towers PLC (h)	101,006	148,621
		339,117
Wireless Telecommunication Services - 0.0%
T-Mobile U.S., Inc.	192	33,827
TOTAL COMMUNICATION SERVICES		372,944
CONSUMER STAPLES - 1.4%
Food Products - 1.4%
Archer Daniels Midland Co.	61,320	3,706,794
JBS SA	361,990	2,089,662
Lamb Weston Holdings, Inc.	3,540	297,643
The J.M. Smucker Co.	3,770	411,081
Tyson Foods, Inc. Class A	11,170	638,254
		7,143,434
ENERGY - 5.9%
Energy Equipment & Services - 0.8%
Archrock, Inc.	25,380	513,184
Bristow Group, Inc. (h)	7,410	248,457
Diamond Offshore Drilling, Inc. (h)	5,100	78,999
DOF Group ASA	184,500	1,671,853
Kodiak Gas Services, Inc.	42,200	1,150,372
Tidewater, Inc. (h)	4,060	386,553
		4,049,418
Oil, Gas & Consumable Fuels - 5.1%
Alliance Resource Partners LP	15,190	371,547
Antero Resources Corp. (h)	86,091	2,809,149
Cameco Corp.	504	24,797
Canadian Natural Resources Ltd.	59,000	2,101,583
Cenovus Energy, Inc. (Canada)	166,510	3,272,873
Cheniere Energy, Inc.	2,016	352,457
Coal India Ltd.	41,100	233,282
Energy Transfer LP	114,429	1,856,038
Exxon Mobil Corp.	42,420	4,883,390
Keyera Corp.	5,420	150,114
Mach Natural Resources LP	36,320	690,806
MEG Energy Corp. (h)	66,560	1,424,079
Petroleo Brasileiro SA - Petrobras (ON)	37,420	270,303
Plains All American Pipeline LP	3,268	58,366
Plains GP Holdings LP Class A	62,860	1,183,025
Shell PLC (London)	126,266	4,528,909
Targa Resources Corp.	6,834	880,083
The Williams Companies, Inc.	7,040	299,200
		25,390,001
TOTAL ENERGY		29,439,419
INDUSTRIALS - 0.4%
Commercial Services & Supplies - 0.2%
GFL Environmental, Inc.	9,338	363,528
Republic Services, Inc.	773	150,225
Waste Connections, Inc. (United States)	1,076	188,687
		702,440
Construction & Engineering - 0.0%
Ferrovial SE	3,314	128,691
Electrical Equipment - 0.0%
GrafTech International Ltd.	46,660	45,260
Ground Transportation - 0.1%
Canadian Pacific Kansas City Ltd.	975	76,762
CSX Corp.	3,264	109,181
Norfolk Southern Corp.	594	127,526
Union Pacific Corp.	612	138,471
		451,940
Transportation Infrastructure - 0.1%
Aena SME SA (b)	2,462	495,696
TOTAL INDUSTRIALS		1,824,027
MATERIALS - 6.7%
Chemicals - 0.8%
CF Industries Holdings, Inc.	6,100	452,132
Corteva, Inc.	22,700	1,224,438
FMC Corp.	12,010	691,176
Nutrien Ltd.	35,190	1,791,589
		4,159,335
Construction Materials - 0.1%
Ultratech Cement Ltd.	3,100	433,904
Containers & Packaging - 0.2%
Billerud AB	23,040	213,249
Smurfit Kappa Group PLC	16,440	732,427
		945,676
Metals & Mining - 4.2%
Alamos Gold, Inc.	41,930	657,738
Alcoa Corp.	4,520	179,806
Anglo American Platinum Ltd. (i)	7,813	257,303
Anglo American PLC (United Kingdom)	37,510	1,185,335
BHP Group Ltd. (London)	57,365	1,641,017
Champion Iron Ltd.	353,510	1,514,249
Eramet SA	3,200	322,656
ERO Copper Corp. (h)	33,970	726,057
First Quantum Minerals Ltd.	137,825	1,810,398
Franco-Nevada Corp.	8,760	1,038,611
Impala Platinum Holdings Ltd.	120,180	596,866
Northam Platinum Holdings Ltd.	237,440	1,661,346
Reliance, Inc.	6,620	1,890,672
Sigma Lithium Corp. (h)	35,345	425,200
Sumitomo Metal Mining Co. Ltd.	7,180	218,153
Tata Steel Ltd.	395,800	826,209
Teck Resources Ltd. Class B (sub. vtg.)	69,690	3,339,700
Wheaton Precious Metals Corp.	48,140	2,524,091
		20,815,407
Paper & Forest Products - 1.4%
Interfor Corp. (h)	72,980	881,276
Mondi PLC	12	230
Stora Enso Oyj (R Shares)	79,080	1,080,230
Suzano SA	65,480	667,790
Svenska Cellulosa AB SCA (B Shares) (i)	64,110	946,921
UPM-Kymmene Corp.	77,440	2,705,319
West Fraser Timber Co. Ltd.	12,930	993,060
		7,274,826
TOTAL MATERIALS		33,629,148
REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
American Tower Corp.	1,121	217,900
Equinix, Inc.	202	152,833
Prologis, Inc.	1,002	112,535
Segro PLC	15,093	171,368
		654,636
UTILITIES - 0.5%
Electric Utilities - 0.3%
Constellation Energy Corp.	1,261	252,540
Kansai Electric Power Co., Inc.	7,146	119,994
NextEra Energy, Inc.	7,359	521,091
NRG Energy, Inc.	1,126	87,670
Southern Co.	6,160	477,831
SSE PLC	7,349	165,967
		1,625,093
Independent Power and Renewable Electricity Producers - 0.1%
RWE AG	2,913	99,674
The AES Corp.	2,679	47,070
Vistra Corp.	1,179	101,370
		248,114
Multi-Utilities - 0.1%
National Grid PLC	24,646	275,201
Sempra	3,217	244,685
		519,886
TOTAL UTILITIES		2,393,093
TOTAL COMMON STOCKS (Cost $65,817,231)		75,456,701

Preferred Stocks - 2.3%
	Shares	Value ($)
Convertible Preferred Stocks - 0.0%
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Braemar Hotels & Resorts, Inc. 5.50%	2,700	34,722
RLJ Lodging Trust Series A, 1.95%	400	9,888
		44,610
Nonconvertible Preferred Stocks - 2.3%
FINANCIALS - 1.0%
Mortgage Real Estate Investment Trusts - 1.0%
AGNC Investment Corp.:
6.125%(e)	7,000	168,840
Series C, CME Term SOFR 3 Month Index + 5.110% 7.00%(e)(g)	14,200	368,633
Series E, 6.50%(e)	17,400	437,610
Series G, 7.75%(e)	16,000	385,600
Annaly Capital Management, Inc.:
6.75%(e)	8,600	221,364
Series F, CME Term SOFR 3 Month Index + 4.990% 6.95%(e)(g)	8,800	225,016
Series G, CME Term SOFR 3 Month Index + 4.430% 6.50%(e)(g)	23,000	586,040
Arbor Realty Trust, Inc.:
Series D, 6.375%	1,500	28,215
Series F, 6.25%(e)	13,000	254,020
Armour Residential REIT, Inc. Series C 7.00%	1,000	20,795
Chimera Investment Corp. Series C, 7.75% (e)	8,700	195,228
Dynex Capital, Inc. Series C 6.90% (e)	23,400	584,766
Ellington Financial LLC 6.75% (e)	2,000	48,520
PennyMac Mortgage Investment Trust:
6.75%	1,300	25,077
8.125%(e)	2,000	49,340
Series B, 8.00%(e)(g)	5,500	134,090
Rithm Capital Corp.:
7.125%(e)	6,200	155,992
Series A, 7.50%(e)	14,700	371,175
Series C, 6.375%(e)	10,300	243,904
Series D, 7.00%(e)	2,700	62,505
Two Harbors Investment Corp.:
Series A, 8.125%(e)	6,938	160,545
Series B, 7.625%(e)	6,320	140,304
		4,867,579
REAL ESTATE - 1.3%
Equity Real Estate Investment Trusts (REITs) - 1.1%
Agree Realty Corp. 4.25%	1,500	26,640
American Homes 4 Rent Series G, 5.875%	5,200	116,376
Armada Hoffler Properties, Inc. 6.75%	6,000	129,240
Ashford Hospitality Trust, Inc.:
Series H, 7.50%	400	5,740
Series I, 7.50%	1,200	17,328
Cedar Realty Trust, Inc.:
7.25%	1,673	23,255
Series C, 6.50%	4,900	59,290
CTO Realty Growth, Inc. 6.375%	1,000	20,170
DiamondRock Hospitality Co. 8.25%	11,337	286,033
Digital Realty Trust, Inc.:
5.25%	5,800	125,280
Series L, 5.20%	12,700	273,050
Gladstone Commercial Corp.:
6.625%	3,600	79,830
Series G, 6.00%	18,200	350,896
Global Medical REIT, Inc. Series A, 7.50%	2,100	52,542
Global Net Lease, Inc.:
7.50%	16,700	341,348
Series A, 7.25%	9,300	195,021
Series B 6.875%	2,200	44,176
Series E, 7.375%	10,000	207,100
Healthcare Trust, Inc.:
7.125%	2,000	28,130
Series A 7.375%	4,200	61,068
Hudson Pacific Properties, Inc. Series C, 4.75%	18,100	247,789
Kimco Realty Corp.:
5.125%	11,600	236,756
Series M, 5.25%	16,500	345,510
National Storage Affiliates Trust Series A, 6.00%	200	4,528
Pebblebrook Hotel Trust:
6.30%	10,273	205,665
6.375%	8,700	177,219
6.375%	17,200	336,088
Series H, 5.70%	10,600	194,298
Public Storage Operating Co.:
4.00%	1,200	21,540
4.00%	2,300	41,883
Series F, 5.15%	3,200	74,048
Series G, 5.05%	6,000	137,460
Series M, 4.125%	1,000	18,310
Realty Income Corp. 6.00%	6,700	163,413
Regency Centers Corp.:
5.875%	2,000	43,300
Series A, 6.25%	4,500	104,153
Rexford Industrial Realty, Inc.:
Series B, 5.875%	1,200	26,064
Series C, 5.625%	4,400	92,400
Saul Centers, Inc. Series D, 6.125%	1,300	26,585
SITE Centers Corp. 6.375%	5,500	120,450
Sotherly Hotels, Inc. Series C, 7.875%	1,700	31,365
Summit Hotel Properties, Inc.:
Series E, 6.25%	6,800	147,560
Series F, 5.875%	4,000	80,200
Sunstone Hotel Investors, Inc.:
Series H, 6.125%	3,500	78,540
Series I, 5.70%	9,600	193,152
UMH Properties, Inc. Series D, 6.375%	3,900	88,959
Vornado Realty Trust Series L, 5.40%	1,000	15,220
		5,694,968
Real Estate Management & Development - 0.2%
Digitalbridge Group, Inc.:
Series H, 7.125%	12,830	307,792
Series I, 7.15%	13,800	338,238
Series J, 7.15%	12,600	303,786
		949,816
TOTAL REAL ESTATE		6,644,784

TOTAL NONCONVERTIBLE PREFERRED STOCKS		11,512,363
TOTAL PREFERRED STOCKS (Cost $12,120,288)		11,556,973

Bank Loan Obligations - 0.0%
	Principal Amount (a)	Value ($)
FINANCIALS - 0.0%
Financial Services - 0.0%
Walker & Dunlop, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.6939% 12/16/28 (e)(g)(j) (Cost $4,867)	4,875	4,863

Equity Funds - 23.6%
	Shares	Value ($)
Fidelity Commodity Strategy Central Fund (k)	778,549	72,319,458
Fidelity Real Estate Equity Central Fund (k)	360,197	45,683,736
TOTAL EQUITY FUNDS (Cost $131,271,592)		118,003,194

Fixed-Income Funds - 25.6%
	Shares	Value ($)
Fidelity Floating Rate Central Fund (k) (Cost $128,581,338)	1,303,829	127,736,096

Preferred Securities - 0.1%
	Principal Amount (a)	Value ($)
FINANCIALS - 0.1%
Mortgage Real Estate Investment Trusts - 0.1%
Chimera Investment Corp.:
CME Term SOFR 3 Month Index + 5.590% 10.9014% 12/31/99 (e)(g)	5,000	122,750
Series B, CME Term SOFR 3 Month Index + 6.050% 11.3508% 12/31/99 (e)(g)	16,587	409,035
(Cost $485,095)		531,785

Money Market Funds - 1.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.38% (l)	7,522,374	7,523,879
Fidelity Securities Lending Cash Central Fund 5.38% (l)(m)	818,584	818,665
TOTAL MONEY MARKET FUNDS (Cost $8,342,543)		8,342,544

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $518,244,703)	499,964,086
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(266,531)
NET ASSETS - 100.0%	499,697,555

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $18,173,091 or 3.6% of net assets.

(c)	Non-income producing - Security is in default.
(d)	Level 3 security
(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(g)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(h)	Non-income producing
(i)	Security or a portion of the security is on loan at period end.
(j)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(m)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.38%	5,257,233	85,634,721	83,368,128	267,165	53	-	7,523,879	0.0%
Fidelity Commodity Strategy Central Fund	80,369,516	4,239,875	11,013,142	1,489,875	(2,639,954)	1,363,163	72,319,458	31.4%
Fidelity Floating Rate Central Fund	139,118,660	11,403,166	22,699,286	9,402,606	(345,829)	259,385	127,736,096	8.5%
Fidelity Real Estate Equity Central Fund	48,764,668	7,283,590	16,815,016	1,079,133	(612,704)	7,063,198	45,683,736	4.7%
Fidelity Securities Lending Cash Central Fund 5.38%	-	3,404,152	2,585,487	2,603	-	-	818,665	0.0%
Total	273,510,077	111,965,504	136,481,059	12,241,382	(3,598,434)	8,685,746	254,081,834

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  Nonconvertible Bonds, U.S. Treasury Inflation-Protected Obligations, Bank Loan Obligations and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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